Taxation - Deferred tax assets and liabilities, others (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities
Deferred tax assets	€ 305,295	€ 174,923	€ 152,507
Unrecognized deferred tax on investments in subsidiaries	€ 76,348	78,947
Spain.
Deferred tax assets and liabilities
Tax deduction maturity term	18 years
Estimated period for application of entire amount of tax deduction	5 years
United States
Deferred tax assets and liabilities
Tax credit carryforward (in years)	20 years
Basque Country, Spain
Deferred tax assets and liabilities
Tax credit carryforward, exclusively for Spanish companies registered in the Basque Country (in years)	15 years
Within one year
Deferred tax assets and liabilities
Net deferred tax assets	€ 232,859	112,274
Tax loss carryforwards that will be recovered in less than 5 years
Deferred tax assets and liabilities
Deferred tax assets	€ 40,178
Period available to offset the pending tax loss carryforwards	5 years
Tax loss carryforwards
Deferred tax assets and liabilities
Deferred tax assets	€ 76,603
Unrecognized deferred tax assets	€ 103,303	€ 121,486